Liquidity, Going Concern and Management Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Liquidity, Going Concern and Management Plans

Note 2 – Liquidity, Going Concern and Management Plans

Going Concern Analysis

As of June 30, 2025, the Company’s cash balance was $1,134,000. This will not be sufficient to fund the Company’s planned operations for at least one year after the date the condensed consolidated financial statements are issued. The Company has a recent history of recurring operating losses and decreases in working capital. These factors create substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date that the Company’s condensed consolidated financial statements are issued.

The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the condensed consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern and that the realization of assets and satisfaction of liabilities and commitments will continue in the ordinary course of business.

The Company plans to finance operations by obtaining additional capital through external sources of financing. It may attempt to obtain additional capital through the sale of equity securities or the issuance of debt securities. The Company has not made arrangements to obtain additional capital and can provide no assurance that additional financing will be available in an amount or on terms acceptable to the Company, if at all.

In making this assessment, management performed a comprehensive analysis of the Company’s current circumstances including its financial position, cash flow and outflow forecasts, and obligations and debts. Although management has a recent history of successful capital raises, the analysis used to determine the Company’s ability to continue as a going concern does not include cash resources outside the Company’s direct control that management expects to be available within the next 12 months.

Previously Reported [Member]
Liquidity, Going Concern and Management Plans

Note 2 – Liquidity, Going Concern and Management Plans

As of December 31, 2024, the Company’s cash balance was $7,550,000. This will not be sufficient to fund its planned operations for at least one year after the date the consolidated financial statements are issued. The Company has a recent history of recurring operating losses and decreases in working capital. These factors create substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date that the Company’s audited consolidated financial statements are issued.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern and that the realization of assets and satisfaction of liabilities and commitments will continue in the ordinary course of business.

The Company plans to finance operations by obtaining additional capital through external sources of financing. It may attempt to obtain additional capital through the sale of equity securities or the issuance of debt securities. The Company has not made arrangements to obtain additional capital and can provide no assurance that additional financing will be available in an amount or on terms acceptable to the Company, if at all.

In making this assessment, management performed a comprehensive analysis of the Company’s current circumstances including its financial position, cash flow and outflow forecasts, and obligations and debts. Although management has a recent history of successful capital raises, the analysis used to determine the Company’s ability to continue as a going concern does not include cash resources outside the Company’s direct control that management expects to be available within the next 12 months.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023